EARNINGS (LOSS) PER SHARE (Schedule of Diluted Earnings (Loss) Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
EARNINGS (LOSS) PER SHARE:
Net income (loss) applicable to ordinary shareholders - diluted	$ (2,923)	$ 6,683	$ 7,838
Weighted average number of shares used in the computation of basic earnings per share	22,739,181	22,506,955	21,902,057
Add- additional shares from the assumed exercise of employee options, restricted shares and restricted share units vesting		775,910	1,308,516
Weighted average number of shares used in the computation of diluted earnings per share	22,739,181	23,282,865	23,210,573
Diluted earnings (loss) per share	$ (0.13)	$ 0.29	$ 0.34